Income taxes (Tables)	12 Months Ended
Jan. 31, 2019
Income Tax Disclosure [Abstract]
Company's Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and deferred tax liabilities at January 31, 2018 and 2019, are as follows:

	January 31,

Deferred tax assets	2018	2019
Net operating losses	$27,464	$29,068
Stock options	274	516
Other	248	276
Vacation	104	111
Reserve for bad debts	55	73
Disallowed interest expense	—	415
Depreciation	—	278

Total Deferred tax assets	$28,145	$30,737
Deferred tax liability—depreciation	(437)	—
Deferred contract acquisition costs	(607)	(849)

Total net deferred tax asset	$27,101	$29,888
Less valuation allowance	(27,101)	(29,888)

Net deferred tax asset	$—	$—